Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income		$ 52,452	$ 57,840	$ 61,445
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		4,040	3,954	4,109
Amortization of right-of-use asset		6,138	5,989	0
Net gain on sale of other real estate owned		(347)	(1,316)	(613)
Writedown of other real estate owned		120	366	769
Provision for loan losses		5,600	159	1,400
Deferred tax (benefit) expense		(1,067)	1,139	2,556
Net amortization of securities		3,883	2,971	3,147
Stock based compensation expense		15	5	173
Net gain on sale of bank premises and equipment		0	(3)	(1)
Net gain on securities transactions	[1]	(1,155)	0	0
(Increase) Decrease in taxes receivable		(1,243)	2,049	1,683
Decrease in interest receivable		884	426	100
(Decrease) Increase in interest payable		(985)	435	487
Increase in other assets		(2,625)	(4,013)	(6,386)
Decrease in operating lease liabilities		(6,317)	(6,093)	0
Increase (Decrease) in accrued expenses and other liabilities		2,764	(110)	(1,229)
Total adjustments		9,705	5,958	6,195
Net cash provided by operating activities		62,157	63,798	67,640
Cash flows from investing activities:
Proceeds from sales, paydowns and calls of securities available for sale		276,843	192,003	78,230
Purchases of securities available for sale		(145,339)	(262,754)	(61,807)
Proceeds from maturities of securities available for sale		10,007	10,052	45,604
Proceeds from calls and maturities of held to maturity securities		4,627	3,710	5,050
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock		(380)	(230)	(174)
Proceeds from redemptions of Federal Reserve Bank stock		4,057	0	0
Net increase in loans		(183,320)	(193,283)	(241,149)
Proceeds from dispositions of other real estate owned		1,989	5,622	4,071
Proceeds from dispositions of bank premises and equipment		0	15	1
Purchases of bank premises and equipment		(3,830)	(3,894)	(3,646)
Net cash used in investing activities		(35,346)	(248,759)	(173,820)
Cash flows from financing activities:
Net increase in deposits		587,177	175,769	100,921
Net change in short-term borrowings		66,089	(13,227)	(81,098)
Proceeds from exercise of stock options and related tax benefits		0	185	1,259
Stock based award tax withholding payments		0	0	(37)
Proceeds from sales of treasury stock		0	1,791	2,391
Purchases of treasury stock		(3,493)	(35)	(718)
Dividends paid		(26,331)	(26,385)	(25,569)
Net cash provided by (used in) financing activities		623,442	138,098	(2,851)
Net increase (decrease) in cash and cash equivalents		650,253	(46,863)	(109,031)
Cash and cash equivalents at beginning of period		456,846	503,709	612,740
Cash and cash equivalents at end of period		1,107,099	456,846	503,709
Cash paid during the year for:
Interest paid		25,693	35,886	19,741
Income taxes paid		18,185	16,806	16,359
Non cash investing and financing activities:
Transfer of loans to real estate owned		724	4,575	2,656
Change in dividends payable		214	(215)	261
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes		9,320	14,459	(5,328)
Change in deferred tax effect on unrealized (gain) loss on securities available for sale, net of reclassification adjustment		(2,420)	(3,757)	1,384
Amortization of net actuarial gain and prior service credit on pension and post retirement plans, gross of deferred taxes		(904)	(471)	(656)
Change in deferred tax effect of amortization of net actuarial gain and prior service credit on pension and post retirement plans		235	122	170
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes		1,681	5,967	(3,684)
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)		$ (437)	$ (1,550)	$ 957

[1]	Not within the scope of ASC 606.